23. TAX REFINANCING PROGRAM (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Tax Debt Refinancing Program [Line Items]
Tax debt refinancing program payable	R$ 346,217	R$ 417,503
Tax debt refinancing program payable, Current	93,715	86,721
Tax debt refinancing program payable, Non-current	252,502	330,782
Refinance program four [member]
Tax Debt Refinancing Program [Line Items]
Tax debt refinancing program payable	345,790	417,076
Refinance program one [member]
Tax Debt Refinancing Program [Line Items]
Tax debt refinancing program payable	R$ 427	R$ 427